Loans Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Composition of Loan Portfolio By Type of Loan

Set forth below is selected data relating to the composition of the loan portfolio by type of loan at December 31, 2017 and December 31, 2016:

	December 31, 2017	December 31, 2016
Real estate loans:
One-to-four family (closed end) first mortgages	$163,565	147,962
Home equity lines of credit	35,697	35,684
Junior liens (closed end)	1,184	1,452
Multi-family	37,445	34,284
Construction	30,246	39,255
Land	14,873	23,840
Non-residential real estate	224,952	182,940
Farmland	36,851	47,796

Total mortgage loans	544,813	513,213
Consumer loans	8,620	8,717
Commercial loans	88,938	88,907

Total other loans	97,558	97,624

Total loans, gross	642,371	610,837
Deferred loan cost, net of fees	(443)	(439)
Less allowance for loan losses	(4,826)	(6,112)

Total loans	$637,102	$604,286

Loans by Classification Type and Credit Risk Indicator

Loans by classification type and credit risk indicator at December 31, 2017 were as follows:

	Pass	Special Mention	Substandard	Doubtful	Total
One-to-four family mortgages	$162,993	—	572	—	163,565
Home equity line of credit	35,285	—	412	—	35,697
Junior liens	1,184	—	—	—	1,184
Multi-family	37,445	—	—	—	37,445
Construction	30,246	—	—	—	30,246
Land	14,318	—	555	—	14,873
Non-residential real estate	216,901	979	7,072	—	224,952
Farmland	35,253	1,147	451	—	36,851
Consumer loans	8,376	—	244	—	8,620
Commercial loans	83,892	3,572	1,474	—	88,938

Total	$625,893	5,698	10,780	—	642,371

Loans by classification type and credit risk indicator at December 31, 2016 were as follows:

	Pass	Special Mention	Substandard	Doubtful	Total
One-to-four family mortgages	$145,965	744	1,253	—	147,962
Home equity line of credit	35,109	25	550	—	35,684
Junior liens	1,411	30	11	—	1,452
Multi-family	31,280	—	3,004	—	34,284
Construction	39,255	—	—	—	39,255
Land	15,581	35	8,224	—	23,840
Non-residential real estate	172,395	3	10,542	—	182,940
Farmland	44,832	674	2,290	—	47,796
Consumer loans	8,382	—	335	—	8,717
Commercial loans	85,174	603	3,130	—	88,907

Total	$579,384	2,114	29,339	—	610,837

Impaired Loans by Classification Type

Impaired loans by classification type and the related valuation allowance amounts at December 31, 2017 were as follows:

	At December 31, 2017			For the year ended December 31, 2017
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Impaired loans with no specific allowance
One-to-four family mortgages	$257	257	—	1,235	35
Home equity line of credit	—	—	—	447	26
Junior liens	—	—	—	6	—
Multi-family	—	—	—	1,135	—
Construction	—	—	—	—	—
Land	515	515	—	837	44
Non-residential real estate	7,086	7,086	—	8,979	395
Farmland	444	444	—	1,094	35
Consumer loans	—	—	—	8	2
Commercial loans	875	875	—	1,571	46

Total	9,177	9,177	—	15,312	583

Impaired loans with a specific allowance
One-to-four family mortgages	$—	—	—	—	—
Home equity line of credit	—	—	—	—	—
Junior liens	—	—	—	—	—
Multi-family	—	—	—	—	—
Construction	—	—	—	—	—
Land	—	—	—	4,006	—
Non-residential real estate	2	2	2	88	2
Farmland	—	—	—	195	—
Consumer loans	217	217	54	248	—
Commercial loans	541	541	233	479	13

Total	760	760	289	5,016	15

Total impaired loans	$9,937	9,937	289	20,328	598

Impaired loans by classification type and the related valuation allowance amounts at December 31, 2016 were as follows:

	At December 31, 2016			For the year ended December 31, 2016
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Impaired loans with no specific allowance
One-to-four family mortgages	$1,253	1,253	—	1,470	67
Home equity line of credit	550	550	—	390	24
Junior liens	11	11	—	13	1
Multi-family	3,004	3,004	—	3,005	172
Construction	—	—	—	—	—
Land	1,553	2,513	—	7,868	38
Non-residential real estate	10,542	10,542	—	9,363	485
Farmland	2,290	2,290	—	1,563	120
Consumer loans	—	—	—	21	1
Commercial loans	2,865	2,865	—	3,168	112

Total	22,068	23,028	—	26,861	1,020

Impaired loans with a specific allowance
One-to-four family mortgages	$—	—	—	452	—
Home equity line of credit	—	—	—	—	—
Junior liens	—	—	—	—	—
Multi-family	—	—	—	910	—
Construction	—	—	—	—	—
Land	6,671	6,671	1,036	1,811	485
Non-residential real estate	—	—	—	—	—
Farmland	—	—	—	533	—
Consumer loans	335	335	84	273	—
Commercial loans	265	265	28	754	24

Total	7,271	7,271	1,148	4,733	509

Total impaired loans	$29,339	30,299	1,148	31,594	1,529

Allowance for Loan Losses and Recorded Investment in Loans by Portfolio Segment and Impairment Method

The following table presents the balance in the allowance for loan losses and the recorded investment in loans as of December 31, 2017 and December 31, 2016 by portfolio segment and based on the impairment method as of December 31, 2017 and December 31, 2016.

	Commercial	Land Development / Construction	Commercial Real Estate	Residential Real Estate	Consumer	Total
December 31, 2017:
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$233	—	2	—	54	289
Collectively evaluated for impairment	614	1,384	1,468	941	130	4,537

Total ending allowance balance	$847	1,384	1,470	941	184	4,826

Loans:
Loans individually evaluated for impairment	$1,416	515	7,532	257	217	9,937
Loans collectively evaluated for impairment	87,522	44,604	291,716	200,189	8,403	632,434

Total ending loans balance	$88,938	45,119	299,248	200,446	8,620	642,371

	Commercial	Land Development / Construction	Commercial Real Estate	Residential Real Estate	Consumer	Total
December 31, 2016:
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$28	1,036	—	—	84	1,148
Collectively evaluated for impairment	565	1,001	2,154	1,120	124	4,964

Total ending allowance balance	$593	2,037	2,154	1,120	208	6,112

Loans:
Loans individually evaluated for impairment	$3,130	8,224	15,836	1,814	335	29,339
Loans collectively evaluated for impairment	85,777	54,871	249,184	183,284	8,382	581,498

Total ending loans balance	$88,907	63,095	265,020	185,098	8,717	610,837

Allowance for Loan Loss Account by Loan

The following table provides a detail of the Company’s activity in the allowance for loan loss account allocated by loan type for the years ended December 31, 2017, December 31, 2016 and December 31, 2015:

December 31, 2017	Balance 12/31/2016	Charge off	Recovery	Provision for Loan Loss	Ending Balance 12/31/2017
One-to-four family mortgages	$852	(66)	13	(52)	747
Home equity line of credit	260	—	12	(83)	189
Junior liens	8	—	4	(7)	5
Multi-family	412	—	417	(515)	314
Construction	277	—	—	(116)	161
Land	1,760	(2,608)	559	1,512	1,223
Non-residential real estate	964	—	16	(191)	789
Farmland	778	—	10	(421)	367
Consumer loans	208	(261)	87	150	184
Commercial loans	593	(224)	278	200	847

	$6,112	(3,159)	1,396	477	4,826

December 31, 2016	Balance 12/31/2015	Charge off	Recovery	Provision for Loan Loss	Ending Balance 12/31/2016
One-to-four family mortgages	$1,030	—	167	(345)	852
Home equity line of credit	201	(30)	14	75	260
Junior liens	8	—	14	(14)	8
Multi-family	227	(421)	—	606	412
Construction	377	—	—	(100)	277
Land	1,379	—	—	381	1,760
Non-residential real estate	1,139	—	10	(185)	964
Farmland	358	—	—	420	778
Consumer loans	358	(422)	293	(21)	208
Commercial loans	623	(595)	141	424	593

	$5,700	(1,468)	639	1,241	6,112

December 31, 2015	Balance 12/31/2014	Charge off	Recovery	Provision for Loan Loss	Ending Balance 12/31/2015
One-to-four family mortgages	$1,198	(143)	39	(64)	1,030
Home equity line of credit	181	(92)	10	102	201
Junior liens	14	—	4	(10)	8
Multi-family	85	—	—	142	227
Construction	146	—	—	231	377
Land	1,123	(911)	—	1,167	1,379
Non-residential real estate	2,083	(222)	2	(724)	1,139
Farmland	461	—	—	(103)	358
Consumer loans	494	(298)	118	44	358
Commercial loans	504	(201)	54	266	623

	$6,289	(1,867)	227	1,051	5,700

Non-accrual Loans

At December 31, 2017 and December 31, 2016, the Company’s balances of non-accrual loans by loan type are as follows:

	12/31/2017	12/31/2016
One-to-four family first mortgages	$266	$270
Home equity lines of credit	402	402
Junior lien	4	—
Land	40	7,675
Non-residential real estate	—	208
Farmland	111	—
Consumer loans	3	3
Commercial loans	459	516

Total non-accrual loans	$1,285	$9,074

Gross Loan Balances Excluding Deferred Loan Fees by Loan Classification Allocated Between Past Due Performing and Non-accrual

The table below presents gross loan balances excluding deferred loan fees of $443,000 at December 31, 2017 by loan classification allocated between past due, performing and non-accrual:

	Currently Performing	30 – 89 Days Past Due	More than 90 days past Due and still Accruing	Non-accrual Loans	Total
One-to-four family mortgages	$163,030	181	88	266	$163,565
Home equity line of credit	35,295	—	—	402	35,697
Junior liens	1,180	—	—	4	1,184
Multi-family	37,445	—	—	—	37,445
Construction	30,246	—	—	—	30,246
Land	14,833	—	—	40	14,873
Non-residential real estate	224,743	209	—	—	224,952
Farmland	36,740	—	—	111	36,851
Consumer loans	8,614	3	—	3	8,620
Commercial loans	88,479	—	—	459	88,938

Total	$640,605	393	88	1,285	642,371

The table below presents gross loan balances excluding deferred loan fees of $439,000 at December 31, 2016 by loan classification allocated between past due, performing and non-accrual:

	Currently Performing	30 – 89 Days Past Due	Non-accrual Loans	Total
One-to-four family mortgages	$146,796	896	270	$147,962
Home equity line of credit	35,260	22	402	35,684
Junior liens	1,448	4	—	1,452
Multi-family	34,284	—	—	34,284
Construction	39,255	—	—	39,255
Land	16,165	—	7,675	23,840
Non-residential real estate	182,732	—	208	182,940
Farmland	47,796	—	—	47,796
Consumer loans	8,686	28	3	8,717
Commercial loans	88,130	261	516	88,907

Total	$600,552	1,211	9,074	610,837

Summary of the Activity in Loans Classified as TDRs

A summary of the activity in loans classified as TDRs for the year ended December 31, 2017 is as follows:

	Balance at 12/31/16	New TDR	Loss on Foreclosure	Transferred to Non-accrual	Loan Amortization	Balance at 12/31/17
Multi-family real estate	$815	—	—	—	(815)	—
Non-residential real estate	5,646	—	—	—	(2,483)	3,163

Total performing TDR	$6,461	—	—	—	(3,298)	3,163

A summary of the activity in loans classified as TDRs for the year ended December 31, 2016 is as follows:

	Balance at 12/31/15	New TDR	Loss on Foreclosure	Transferred to Non-accrual	Loan Amortization	Balance at 12/31/16
Multi-family real estate	$—	816	—	—	(1)	815
Non-residential real estate	5,536	228	—	—	(118)	5,646

Total performing TDR	$5,536	1,044	—	—	(119)	6,461

A summary of the activity in loans classified as TDRs for the year ended December 31, 2015 is as follows:

	Balance at 12/31/14	New TDR	Loss on Foreclosure	Transferred to Non-accrual	Loan Amortization	Balance at 12/31/15
Non-residential real estate	$3,284	2,265	—	—	(13)	5,536

Total performing TDR	$3,284	2,265	—	—	(13)	5,536

Summary of Loans to Officers, Directors and Their Affiliates

The following summarizes activity of loans to officers and directors and their affiliates for the years ended December 31, 2017 and December 31, 2016:

	2017	2016
Balance at beginning of period	$4,894	3,844
New loans	3,043	1,651
Principal repayments	(2,004)	(601)

Balance at end of period	$5,933	4,894